Cover	Aug. 25, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Document Period End Date	Aug. 25, 2021
Entity File Number	000-55760
Entity Registrant Name	PARKING REIT, INC.
Entity Central Index Key	0001642985
Entity Tax Identification Number	47-3945882
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	250 E. 5th Street
Entity Address, Address Line Two	Suite 2110
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	(513)
Local Phone Number	834-5110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false